Parent Only Information	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
PARENT ONLY INFORMATION

26. PARENT ONLY INFORMATION

Basis of presentation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Parent Company and its subsidiaries, VIEs and VIEs’ subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIEs and VIEs’ subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Parent Company Information, preparation the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of Ucommune International Ltd.

Condensed Balance Sheets:

	As of December 31,
	2021	2022
	RMB	RMB	USD
			(Note 2h)
ASSETS
Current assets
Cash and cash equivalents	1,284	658	95
Amount due from inter-company	493,382	501,913	72,771
Other current assets	—	42,090	6,102
Non-current assets
Investment in subsidiaries	—	—	—
TOTAL ASSETS	494,666	544,661	78,968

LIABILITIES AND EQUITY
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	97,625	400,518	58,070
Other current liabilities	49,276	78,585	11,394
Total current liabilities	146,901	479,103	69,464

Non-current liabilities:
Other non-current liabilities	11,211	14,291	2,071
TOTAL LIABILITIES	158,112	493,394	71,535

EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 3,896,916 and 4,152,857 issued and outstanding as of December 31, 2021 and, 2022, with par value of US$0.002)	54	57	8
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 472,622 and 472,622 issued and outstanding as of December 31, 2021 and, 2022, with par value of US$0.002)	6	6	1
Additional paid-in capital	4,566,956	4,550,134	659,707
Accumulated deficit	(4,231,553)	(4,523,227)	(655,806)
Accumulated other comprehensive loss	1,091	24,297	3,523
TOTAL EQUITY	336,554	51,267	7,433
TOTAL LIABILITIES AND EQUITY	494,666	544,661	78,968

(i) The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.

Condensed Statements of Operations and Comprehensive Loss:

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
				(Note 2h)
Loss from operations	(42,702)	(120,491)	(206)	(29)
Loss from investment in subsidiaries	(445,790)	(1,875,922)	(291,468)	(42,259)
Net loss	(488,492)	(1,996,413)	(291,674)	(42,288)
Other comprehensive loss	5,668	(3,651)	(1,851)	(269)
Total Comprehensive loss	(482,824)	(2,000,064)	(293,525)	(42,557)

Condensed Statements of Cash Flows:

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
				(Note 2h)
Net cash used in operating activities	(179,963)	(290,529)	(18,223)	(2,642)
Net cash used in investing activities	—	—	—	—
Net cash provided by financing activities	375,462	111,724	17,684	2,564
Reverse recapitalization	39,162	—	—	—
Equity financing through PIPE	336,300	—	—	—
Cash received from convertible bond	—	—	17,684	2,564
Underwritten public offering financing, net of listing fee	—	111,559	—	—
Capital contribution from minority shareholders	—	165	—	—
Net increase/(decrease) in cash and cash equivalents	177,862	(176,718)	(626)	(91)
Cash and cash equivalents at beginning of the year	140	178,002	1,284	186
Cash and cash equivalents at end of the year	178,002	1,284	658	95